Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Contract Amount [Abstract]
Commitments to Extend Credit	$ 68,742,000	$ 65,688,000
Standby Letters of Credit	$ 1,762,000	$ 1,411,000
Expiration period of letter of credit issued	1 year